Fair Value Measurements (Other Assumptions) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deposits
Carrying amount of time deposits	$ 2,056,506,000	$ 2,248,310,000
Significant Unobservable Inputs (Level 3)
Loans
Carrying amount of fixed rate performing loans	1,505,531,000	1,411,272,000
Estimated fair value of fixed rate performing loans	1,454,434,000	1,375,807,000
Deposits
Carrying amount of time deposits	2,056,506,000	2,248,310,000
Estimated fair value of time deposits	2,058,621,000	2,247,648,000
Securities Sold Under Repurchase Agreements
Carrying amount of long-term repurchase agreements	100,000,000	300,000,000
Estimated fair value of long-term repurchase agreements	99,504,000	$ 289,324,000
Significant Other Observable Inputs (Level 2)
Other borrowed funds
Carrying amount of the long-term FHLB borrowings	250,000,000
Estimated fair value of long-term FHLB borrowings	$ 249,728,000